UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 S. 147th St.; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

4/30

Date of reporting period:   1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Long-Short Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 60.9%
	ADVERTISING - 3.3%
9,560	Lamar Advertising Co. *	$ 352,190

	COMMERCIAL SERVICES - 3.4%
34,700	Live Nation Entertainment, Inc. *	360,880

	COMPUTERS - 3.2%
1,000	Apple, Inc. *	339,320

	INTERNET - 7.8%
7,400	Equinix, Inc. *	654,308
10,600	Yahoo!, Inc. *	170,872
		825,180
	MEDIA - 19.2%
23,030	CBS Corp.	456,685
20,400	Comcast Corp.	464,100
5,883	DIRECTV *	249,380
6,600	Discovery Communications, Inc. *	257,400
8,940	Liberty Global, Inc. *	362,606
3,550	Time Warner Cable, Inc.	240,797
		2,030,968
	SEMICONDUCTORS - 2.9%
5,050	Rovi Corp. *	311,888

	SOFTWARE - 3.0%
25,863	Take-Two Interactive Software, Inc. *	322,641

	TELECOMMUNICATIONS - 15.7%
12,946	Corning, Inc.	287,531
8,550	Crown Castle International Corp. *	360,554
10,270	SBA Communications Corp. - Cl. A *	419,016
59,100	Sprint Nextel Corp. *	267,132
11,550	Vodafone Group PLC	327,558
		1,661,791
	TOYS/GAMES/HOBBIES - 2.4%
10,900	Mattel, Inc.	258,112

	TOTAL COMMON STOCK (Cost - $6,093,133)	6,462,970

	SHORT-TERM INVESTMENTS - 49.0%
	MONEY MARKET FUND - 34.9%
1,216,190	AIM STIT - Liquid Assets Portfolio, 0.02% **	1,216,190
1,261,371	Dreyfus Cash Management Plus, Inc., 0.18% **	1,261,371
1,219,951	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.21% **	1,219,950
		3,697,511
	US TREASURY OBLIGATIONS - 14.1%
1,500,000	United States Treasury Bill, 0.26%, due 11/17/2011	1,496,893

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,194,404)	5,194,404

	TOTAL INVESTMENTS - 109.9% (Cost - $11,287,537)(a)	$ 11,657,374
	OTHER LIABILITIES LESS ASSETS - (9.9)%	(1,063,355)
	NET ASSETS - 100.0%	$ 10,594,019

	SECURITIES SOLD SHORT - (37.1)%
9,500	American Tower Corp. *	$ 483,170
11,460	AT&T, Inc.	315,379
14,000	Cinemark Holdings, Inc.	237,300
10,312	Electronic Arts, Inc. *	160,764
1,664	Equinix, Inc. *	147,131
12,585	GameStop Corp. - Cl. A *	265,166
8,400	Garmin Ltd.	258,972
5,550	Hasbro, Inc.	244,700
10,400	Lexmark International, Inc. *	362,336
892	Rovi Corp. *	55,090
5,620	Scripps Networks Interactive, Inc.	261,330
10,420	Time Warner, Inc.	327,709
11,775	Verizon Communications, Inc.	419,425
10,180	Walt Disney Co. (The)	395,697
	TOTAL SECURITIES SOLD SHORT (Proceeds - $4,007,413)	$ 3,934,169

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2011

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 537,232
	Unrealized depreciation:	(94,151)
	Net unrealized appreciation:	$ 443,081

The Long-Short Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,462,970	$ -	$ -	$ 6,462,970
Short-Term Investments	5,194,404	-	-	5,194,404
Total	$ 11,657,374	$ -	$ -	$ 11,657,374
Liabilities
Securities Sold Short	$ 3,934,169	$ -	$ -	$ 3,934,169
Total	$ 3,934,169	$ -	$ -	$ 3,934,169

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/1/11